STATEMENT OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010
Cash flows used in operating activities
Net (loss)	$ (351,040)	$ (285,945)	$ (538,226)	$ (552,462)
Adjustments to reconcile net loss to net cash used in operating activities:
Consulting -Debt Settlement	0	9,375	9,376	0
Consulting - Stock based compensation	9,589	0	179,789	161,366
Depreciation	0	425	425	1,021
Depletion	104,504	209,064	370,199	121,136
Write down in carrying value of oil and gas properties			0	1
Foreign exchange gain / loss	11,276	47,143	52,823	23,765
Accredited interest on loan payable	0	1,506	6,334	11,672
Change in operating assets and liabilities:
(Increase) in accounts receivable	91,363	(95,593)	(156,001)	(32,684)
(Increase)in prepaid expenses and deposit	144,131	(4,073)	(304,699)	(2,338)
Increase in accounts payable	(125,262)	(36,821)	184,877	(61,813)
Net cash used in operating activities	(115,439)	(154,919)	(195,103)	(330,336)
Cash flows used in investing activities
Oil and gas property acquisition and exploration costs	(45,201)	(281,164)	(697,690)	(285,242)
Net cash used in investing activities	(45,201)	(281,164)	(697,690)	(285,242)
Cash flows from financing activities
Proceeds from loan payable	50,000	464,094	329,903	165,000
Proceeds from private placement			36,908	183,400
Proceeds from Stock Options and warrant	0	35,836	494,194	0
Proceeds from private placement and convertible debt	200,000	0
Net cash from financing Activities	250,000	499,930	861,005	348,400
(Decrease) in cash and cash equivalents	89,360	63,847	(31,788)	(267,178)
Cash and cash equivalents, beginning of period	31,201	62,989	62,989	330,167
Cash and cash equivalents, end of period	$ 120,561	$ 126,836	$ 31,201	$ 62,989